Investment property - Summary of assumptions used in valuation of investment property (Detail) - Investment property [member]	Dec. 31, 2020	Dec. 31, 2019
Average ERV
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	82.3	88.7
Long-term inflation
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	220	260
Long-term occupancy rate
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	9,870	9,930
Average growth rate of rental income
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	240	260
Average NOI margin
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	9,200	9,380
Discount rate
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	870	870